Note 17 - Net Earnings (Loss) Per Common Share (Details) - Reconciliation of the Denominator Used to Calculate Earnings Per Common Share - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 17 - Net Earnings (Loss) Per Common Share (Details) - Reconciliation of the Denominator Used to Calculate Earnings Per Common Share [Line Items]
Shares issued and outstanding at beginning of period	35,806,955	35,801,732	30,070,104
Weighted average number of shares:
Issued during the period	1,389,361	335,253	2,968,064
Repurchased during the period		(220,333)	(110,455)
Weighted average number of shares used in computing basic earnings per share	37,196,316	35,916,652	32,927,713
Number of shares used in computing diluted earnings per share	37,586,253	36,308,978	33,262,299
Denominator [Member]
Weighted average number of shares:
Assumed exercise of stock options acquired under the Treasury Stock Method	389,937	392,326	334,586